Operations	12 Months Ended
Dec. 31, 2017
Operations
Operations

1.Operations

Azul S.A. (“Azul”) is a corporation headquartered at Av. Marcos Penteado de Ulhôa Rodrigues, 939, in the city of Barueri, in the state of São Paulo, Brazil. Azul was incorporated on January 3, 2008 and is a holding company for providers of airline passenger and cargo services. Azul and its subsidiaries are collectively referred to as the “Company”.

Azul Linhas Aéreas Brasileiras S.A. (“ALAB”), a 100% owned subsidiary incorporated on January 3, 2008, has operated passenger and cargo air transportation in Brazil since beginning operations on December 15, 2008. Canela Investments LLC (“Canela”), a 100% owned special purpose entity, headquartered in the state of Delaware, United States of America, was incorporated on February 28, 2008, to acquire aircraft outside of Brazil and lease them to ALAB.

The Company’s shares are traded on the BM&FBOVESPA and American Depositary Share (“ADS”) on the New York Stock Exchange (“NYSE”).

The consolidated financial statements are comprised of the individual financial statements of the entities as presented below:

			% equity interest
Entities	Main activities	Country of incorporation	December 31, 2017	December 31, 2016
Azul Linhas Aéreas Brasileiras S.A. (ALAB)	Airline operations	Brazil	100.0%	100.0%
Azul Finance LLC (a)	Aircraft financing	United States	100.0%	100.0%
Azul Finance 2 LLC (a)	Aircraft financing	United States	100.0%	100.0%
Azul Services LLC (a) (b)	Aircraft financing	United States	—	100.0%
Blue Sabiá LLC (a)	Aircraft financing	United States	100.0%	100.0%
ATS Viagens e Turismo Ltda. (a)	Package holidays	Brazil	99.9%	99.9%
Azul SOL LLC (a)	Aircraft financing	United States	100.0%	100.0%
Azul Investment LLP (a)	Group financing	United States	100.0%	—
Fundo Garoupa (c)	Exclusive investment fund	Brazil	100.0%	100.0%
Fundo Safira (a)	Exclusive investment fund	Brazil	100.0%	100.0%
Fundo Azzurra (a)	Exclusive investment fund	Brazil	100.0%	100.0%
Canela Investments LLC (Canela) (a) (d)	Aircraft financing	United States	100.0%	100.0%
Canela 336 LLC (e)	Aircraft financing	United States	100.0%	100.0%
Canela 407 LLC (e)	Aircraft financing	United States	100.0%	100.0%
Canela 429 LLC (e)	Aircraft financing	United States	100.0%	100.0%
Canela Turbo One LLC (e) (f)	Aircraft financing	United States	—	100.0%
Canela Turbo Two LLC (e) (g)	Aircraft financing	United States	—	100.0%
Canela Turbo Three LLC (e)	Aircraft financing	United States	100.0%	100.0%
Daraland S.A. (a)	Holding	Uruguai	100.0%	—
Encenta S.A. (Azul Uruguai) (h)	Airline operations	Uruguai	100.0%	—
TudoAzul S.A.	Loyalty programs	Brazil	100.0%	100.0%

(a)    Azul’s investment is held indirectly through ALAB.

(b)    Company extinguished on December 27, 2017.

(c)    Azul’s investment is held 1% directly and 99% through ALAB.

(d)    Transfer of ownership from Azul to ALAB on December 1, 2017.

(e)    ALAB’s investments are held indirectly through Canela.

(f)     Company extinguished on December 19, 2017.

(g)    Company extinguished on May 9, 2017.

(h)    Investments are held indirectly through Daraland.

Initial Public Offering - IPO

On April 19, 2017, the Company concluded the global offering of 96,239,837 of its preferred shares, of which 63,000,000 preferred shares were offered by Azul and 33,239,837 preferred shares were offered by the selling shareholders, consisting of an international and a Brazilian offering. The initial offering price was R$21.00 per preferred share and US$20.06 per ADS (each ADS represents three preferred shares) calculated at the exchange rate of R$3.1409 per US$1.00 as of April 10, 2017. Shares have been traded on the São Paulo Stock Exchange (BM&FBOVESPA) and the New York Stock Exchange (NYSE) since April 11, 2017, under the symbols “AZUL4” and “AZUL”, respectively.

Net proceeds, excluding underwriting discounts, commissions totaled R$1,265.0.

A portion of the net proceeds of the offering is being used to repay certain indebtedness held by the international underwriters, the Brazilian underwriters and/or their affiliates.

Global offering by selling shareholders

The Company announced in September 20, 2017, the closing of offering by its selling shareholders of 40,630,186 of Company´s preferred shares in a global offering, consisting of an international offering and a Brazilian offering. The preferred shares were offered directly and in the form of American depositary shares, or ADSs, each of which representing three preferred shares. The Brazilian offering of 8,018,839 preferred shares and the international offering of 10,870,449 ADSs (representing 32,611,347 preferred shares) both closed on September 19, 2017. One of the selling shareholders also granted the underwriters a 30-day option to purchase up to 4,063,019 additional preferred shares, which was exercised on September 15, 2017 with respect to 4,063,017 preferred shares in the form of 1,354,339 ADSs. The global offering price was R$27.96 per preferred share and US$26.75 per ADS.

The Global offering by selling shareholders did not impact the Company’s equity position, as the costs associated to the offer were reimbursed by the selling shareholders.

Senior notes

On October 19th, Azul Investments LLP priced an offering of US$400.0 million aggregate principal amount of 5.875% senior unsecured notes due 2024. This transaction is part of Azul’s liability management strategy and net proceeds will be used for debt refinancing and general corporate purposes.

Strategic Partnerships

Empresa Brasileira de Correios e Telégrafos (Brazil’s Postal Service)

On December 20, 2017, ALAB and Correios (Brazil’s Postal Service) signed a memorandum of understanding for the creation of a private integrated logistics solutions company, Azul will own a 50.01% stake of the new company and Correios the remaining 49.9%.

With the existing demand already served by ALAB and Correios, the new company anticipates to handle approximately 100 thousand tons of cargo per year. Both companies expect to have cost savings, operating efficiency and revenue gains, improving the service offer to the consumer.

The memorandum of understanding will be submitted to the Brazilian authorities and appropriate government bodies for approval. Only after their consent, the new company will be established and its activities are expected to initiate by the end of 2018.